Prepayments, Net (Tables)	12 Months Ended
Mar. 31, 2026
Prepayments, Net [Abstract]
Schedule of Prepayments, Net
	March 31,	March 31,
	2026	2025

Prepayment	$14,155,014	$6,354,653
Less: allowance for prepayment	(286,098)	(114,792)
Total prepayments, net	$13,868,916	$6,239,861

Schedule of Movement of Allowance for Credit Loss

Movement of allowance for credit loss for the years ended March 31, 2026, 2025 and 2024 are as follows:

	March 31,	March 31,	March 31,
	2026	2025	2024

Beginning balance	$114,792	$209,412	$51,755
Addition (Recovery)	171,450	(94,786)	157,623
Translation adjustment	(144)	166	34
Ending balance	$286,098	$114,792	$209,412